Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Office furniture and fixtures	$ 35,608	$ 32,489
Less: Accumulated Depreciation	(21,492)	(12,135)
Property and equipment, net	$ 14,116	$ 20,354